Net finance expense/(income)	6 Months Ended
Jun. 30, 2025
Net finance expense/(income)
Net finance expense/(income)

6.     Net finance expense

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Senior Facilities interest expense*	40	33	79	66
Net pension interest costs	1	1	2	2
Lease interest cost	6	6	12	12
Losses on derivative financial instruments	3	—	8	—
Foreign currency translation losses	1	—	2	1
Other net finance expense	8	11	12	22
Net finance expense before exceptional items	59	51	115	103
Exceptional net finance expense/(income) (note 5)	8	—	2	(17)
Net finance expense	67	51	117	86

*Includes interest related to Senior Secured Green Notes, Senior Green Notes and Senior Secured Term Loan.

During the six months ended June 30, 2025, the Group recognized $12 million (2024: $12 million) of interest paid related to lease liabilities in cash used in operating activities in the unaudited consolidated interim statement of cash flows. Other net finance expense is primarily comprised of fees incurred on the Group’s receivables financing arrangement.